Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other current assets [Abstract]
Prepaid expenses	$ 3,008	$ 6
VAT receivable	48	6
Other	10	5
Other current assets	$ 3,066	$ 17